THE RBB FUND, INC.

US Treasury 30 Year Bond ETF | (Nasdaq: UTHY)

 US Treasury 20 Year Bond ETF | (Nasdaq: UTWY)

US Treasury 10 Year Note ETF | (Nasdaq: UTEN)

 US Treasury 7 Year Note ETF | (Nasdaq: USVN)

US Treasury 5 Year Note ETF | (Nasdaq: UFIV)

US Treasury 3 Year Note ETF | (Nasdaq: UTRE)

US Treasury 2 Year Note ETF | (Nasdaq: UTWO)

US Treasury 12 Month Bill ETF | (Nasdaq: OBIL)

US Treasury 6 Month Bill ETF | (Nasdaq: XBIL)

US Treasury 3 Month Bill ETF | (Nasdaq: TBIL)

(each a “Fund” and together the “Funds”)

______________________________________________________________________

Supplement dated April 2, 2025

to the Prospectus dated December 31, 2024

THIS SUPPLEMENT CONTAINS NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

At a meeting of the Board of Directors (“Board”) of The RBB Fund, Inc. held on February 5-6, 2025, the Board approved certain changes relating to the Funds, as described below, which will be effective in 60 days:

1.	US Treasury 30 Year Bond ETF

A.	Change in Investment Objective

The section entitled “Summary Section – Investment Objective” is changed to the following:

The investment objective of the US Treasury 30 Year Bond ETF (the “UST 30 Year Bond Fund” or the “Fund”) is to seek investment results that correspond (before fees and expenses) generally to the price and yield performance of the Bloomberg US Treasury Bellwether 30Y Total Return USD Unhedged Index (I00094US).

B.	Change in Principal Investment Strategies

1.	The first paragraph of the section entitled “Summary Section – Principal Investment Strategies” is amended and restated as shown below:

The Fund is a passively-managed exchange-traded fund (“ETF”) that seeks investment results, before fees and expenses, that correspond generally to the price and yield performance of the Bloomberg US Treasury Bellwether 30Y Total Return USD Unhedged Index (I00094US) (“Underlying Index”). Under normal market conditions, F/m Investments LLC (the “Adviser”) seeks to achieve the Fund’s investment objective by investing at least 80% of the Fund’s net assets (plus any borrowings for investment purposes) in the component securities of the Underlying Index, provided, however, that in the event that the most recently auctioned outstanding Treasury Bond that matures closest to, but not beyond, 30 years from the rebalancing date is not included in the Underlying Index, then the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in the most recently auctioned outstanding Treasury Bond that matures closest to, but not beyond, 30 years from the rebalancing date. The Fund may enter into reverse repurchase agreements in amounts not exceeding one-third of the Fund’s total assets (including the amount borrowed).

2.	The first two paragraphs of the section entitled “Summary Section – Principal Investment Strategies – The Underlying Index” are amended and restated as shown below:

The Underlying Index was established by Bloomberg Finance L.P. (the “Index Provider”) with history backfilled to January 1, 1981. It tracks the most recent or “on-the-run” (“OTR”) 30 Year US Treasury security and is rebalanced on the last day of each month. The Index Provider constructs a single hypothetical security that mirrors the terms, conditions, and pricing of the most recent US Treasury security issued by the government for the 30 Year issue. The hypothetical security is rolled to the new OTR Treasury on the day after the treasury auction. On each day of the month, the hypothetical treasury is priced daily as per the OTR treasury bond it holds.

The Underlying Index is calculated and administered by the Index Provider, which is not affiliated with the Fund or the Adviser. Additional information regarding the Underlying Index, is available at https://assets.bbhub.io/professional/sites/27/Bloomberg-Index-Publications-US-Treasury-Bellwether-Indices-20241217.pdf. The Fund’s investment strategy is to pursue its investment objective. The Fund generally may invest up to 20% of its total assets in securities or other investments not included in the Underlying Index, but which the Adviser believes will help the Fund track the Underlying Index.

2.	US Treasury 20 Year Bond ETF

A.	Change in Investment Objective

The section entitled “Summary Section – Investment Objective” is changed to the following:

The investment objective of the US Treasury 20 Year Bond ETF (the “UST 20 Year Bond Fund” or the “Fund”) is to seek investment results that correspond (before fees and expenses) generally to the price and yield performance of the Bloomberg US Treasury Bellwether 20Y Total Return USD Unhedged Index (I39156US).

B.	Change in Principal Investment Strategies

1.	The first paragraph of the section entitled “Summary Section – Principal Investment Strategies” is amended and restated as shown below:

The Fund is a passively-managed exchange-traded fund (“ETF”) that seeks investment results, before fees and expenses, that correspond generally to the price and yield performance of Bloomberg US Treasury Bellwether 20Y Total Return USD Unhedged Index (I39156US) (“Underlying Index”). Under normal market conditions, F/m Investments LLC (the “Adviser”) seeks to achieve the Fund’s investment objective by investing at least 80% of the Fund’s net assets (plus any borrowings for investment purposes) in the component securities of the Underlying Index, provided, however, that in the event that the most recently auctioned outstanding Treasury Bond that matures closest to, but not beyond, 20 years from the rebalancing date is not included in the Underlying Index, then the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in the most recently auctioned outstanding Treasury Bond that matures closest to, but not beyond, 20 years from the rebalancing date. The Fund may enter into reverse repurchase agreements in amounts not exceeding one-third of the Fund’s total assets (including the amount borrowed).

2.	The first two paragraphs of the section entitled “Summary Section – Principal Investment Strategies – The Underlying Index” are amended and restated as shown below:

The Underlying Index was established by Bloomberg Finance L.P. (the “Index Provider”) with history backfilled to January 1, 1981. It tracks the most recent or “on-the-run” (“OTR”) 20 Year US Treasury security and is rebalanced on the last day of each month. The Index Provider constructs a single hypothetical security that mirrors the terms, conditions, and pricing of the most recent US Treasury security issued by the government for the 20 Year issue. The hypothetical security is rolled to the new OTR Treasury on the day after the treasury auction. On each day of the month, the hypothetical treasury is priced daily as per the OTR treasury bond it holds.

The Underlying Index is calculated and administered by the Index Provider, which is not affiliated with the Fund or the Adviser. Additional information regarding the Underlying Index is available at https://assets.bbhub.io/professional/sites/27/Bloomberg-Index-Publications-US-Treasury-Bellwether-Indices-20241217.pdf. The Fund’s investment strategy is to pursue its investment objective. The Fund generally may invest up to 20% of its total assets in securities or other investments not included in the Underlying Index, but which the Adviser believes will help the Fund track the Underlying Index.

3.	US Treasury 10 Year Note ETF

A.	Change in Investment Objective

The section entitled “Summary Section – Investment Objective” is changed to the following:

The investment objective of the US Treasury 10 Year Note ETF (the “UST 10 Year Note Fund” or the “Fund”) is to seek investment results that correspond (before fees and expenses) generally to the price and yield performance of the Bloomberg US Treasury Bellwether 10Y Total Return USD Unhedged Index (I00093US).

B.	Change in Principal Investment Strategies

1.	The first paragraph of the section entitled “Summary Section – Principal Investment Strategies” is amended and restated as shown below:

The Fund is a passively-managed exchange-traded fund (“ETF”) that seeks investment results, before fees and expenses, that correspond generally to the price and yield performance of the Bloomberg US Treasury Bellwether 10Y Total Return USD Unhedged Index (I00093US) (“Underlying Index”). Under normal market conditions, F/m Investments LLC (the “Adviser”) seeks to achieve the Fund’s investment objective by investing at least 80% of the Fund’s net assets (plus any borrowings for investment purposes) in the component securities of the Underlying Index, provided, however, that in the event that the most recently auctioned outstanding Treasury Note that matures closest to, but not beyond, 10 years from the rebalancing date is not included in the Underlying Index, then the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in the most recently auctioned outstanding Treasury Note that matures closest to, but not beyond, 10 years from the rebalancing date. The Fund may enter into reverse repurchase agreements in amounts not exceeding one-third of the Fund’s total assets (including the amount borrowed).

2.	The first two paragraphs of the section entitled “Summary Section – Principal Investment Strategies – The Underlying Index” are amended and restated as shown below:

The Underlying Index was established by Bloomberg Finance L.P. (the “Index Provider”) with history backfilled to January 1, 1981. It tracks the most recent or “on-the-run” (“OTR”) 10 Year US Treasury security and is rebalanced on the last day of each month. The Index Provider constructs a single hypothetical security that mirrors the terms, conditions, and pricing of the most recent US Treasury security issued by the government for the 10 Year issue. The hypothetical security is rolled to the new OTR Treasury on the day after the treasury auction. On each day of the month, the hypothetical treasury is priced daily as per the OTR treasury bond it holds.

The Underlying Index is calculated and administered by the Index Provider, which is not affiliated with the Fund or the Adviser. Additional information regarding the Underlying Index is available at https://assets.bbhub.io/professional/sites/27/Bloomberg-Index-Publications-US-Treasury-Bellwether-Indices-20241217.pdf. The Fund’s investment strategy is to pursue its investment objective. The Fund generally may invest up to 20% of its total assets in securities or other investments not included in the Underlying Index, but which the Adviser believes will help the Fund track the Underlying Index.

4.	US Treasury 7 Year Note ETF

A.	Change in Investment Objective

The section entitled “Summary Section – Investment Objective” is changed to the following:

The investment objective of the US Treasury 7 Year Note ETF (the “UST 7 Year Note Fund” or the “Fund”) is to seek investment results that correspond (before fees and expenses) generally to the price and yield performance of the Bloomberg US Treasury Bellwether 7Y Total Return USD Unhedged Index (I39160US).

B.	Change in Principal Investment Strategies

1.	The first paragraph of the section entitled “Summary Section – Principal Investment Strategies” is amended and restated as shown below:

The Fund is a passively-managed exchange-traded fund (“ETF”) that seeks investment results, before fees and expenses, that correspond generally to the price and yield performance of the Bloomberg US Treasury Bellwether 7Y Total Return USD Unhedged Index (I39160US) (“Underlying Index”). Under normal market conditions, F/m Investments LLC (the “Adviser”) seeks to achieve the Fund’s investment objective by investing at least 80% of the Fund’s net assets (plus any borrowings for investment purposes) in the component securities of the Underlying Index, provided, however, that in the event that the most recently auctioned outstanding Treasury Note that matures closest to, but not beyond, seven years from the rebalancing date is not included in the Underlying Index, then the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in the most recently auctioned outstanding Treasury Note that matures closest to, but not beyond, seven years from the rebalancing date. The Fund may enter into reverse repurchase agreements in amounts not exceeding one-third of the Fund’s total assets (including the amount borrowed).

2.	The first two paragraphs of the section entitled “Summary Section – Principal Investment Strategies – The Underlying Index” are amended and restated as shown below:

The Underlying Index was established by Bloomberg Finance L.P. (the “Index Provider”) with history backfilled to January 1, 1981. It tracks the most recent or “on-the-run” (“OTR”) 7 Year US Treasury security and is rebalanced on the last day of each month. The Index Provider constructs a single hypothetical security that mirrors the terms, conditions, and pricing of the most recent US Treasury security issued by the government for the 7 Year issue. The hypothetical security is rolled to the new OTR Treasury on the day after the treasury auction. On each day of the month, the hypothetical treasury is priced daily as per the OTR treasury bond it holds.

The Underlying Index is calculated and administered by the Index Provider, which is not affiliated with the Fund or the Adviser. Additional information regarding the Underlying Index is available at https://assets.bbhub.io/professional/sites/27/Bloomberg-Index-Publications-US-Treasury-Bellwether-Indices-20241217.pdf. The Fund’s investment strategy is to pursue its investment objective. The Fund generally may invest up to 20% of its total assets in securities or other investments not included in the Underlying Index, but which the Adviser believes will help the Fund track the Underlying Index.

5.	US Treasury 5 Year Note ETF

A.	Change in Investment Objective

The section entitled “Summary Section – Investment Objective” is changed to the following:

The investment objective of the US Treasury 5 Year Note ETF (the “UST 5 Year Note Fund” or the “Fund”) is to seek investment results that correspond (before fees and expenses) generally to the price and yield performance of the Bloomberg US Treasury Bellwether 5Y Total Return USD Unhedged Index (I00092US).

B.	Change in Principal Investment Strategies

1.	The first paragraph of the section entitled “Summary Section – Principal Investment Strategies” is amended and restated as shown below:

The Fund is a passively-managed exchange-traded fund (“ETF”) that seeks investment results, before fees and expenses, that correspond generally to the price and yield performance of the Bloomberg US Treasury Bellwether 5Y Total Return USD Unhedged Index (I00092US) (“Underlying Index”). Under normal market conditions, F/m Investments LLC (the “Adviser”) seeks to achieve the Fund’s investment objective by investing at least 80% of the Fund’s net assets (plus any borrowings for investment purposes) in the component securities of the Underlying Index, provided, however, that in the event that the most recently auctioned outstanding Treasury Note that matures closest to, but not beyond, five years from the rebalancing date is not included in the Underlying Index, then the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in the most recently auctioned outstanding Treasury Note that matures closest to, but not beyond, five years from the rebalancing date. The Fund may enter into reverse repurchase agreements in amounts not exceeding one-third of the Fund’s total assets (including the amount borrowed).

2.	The first two paragraphs of the section entitled “Summary Section – Principal Investment Strategies – The Underlying Index” are amended and restated as shown below:

The Underlying Index was established by Bloomberg Finance L.P. (the “Index Provider”) with history backfilled to January 1, 1981. It tracks the most recent or “on-the-run” (“OTR”) 5 Year US Treasury security and is rebalanced on the last day of each month. The Index Provider constructs a single hypothetical security that mirrors the terms, conditions, and pricing of the most recent US Treasury security issued by the government for the 5 Year issue. The hypothetical security is rolled to the new OTR Treasury on the day after the treasury auction. On each day of the month, the hypothetical treasury is priced daily as per the OTR treasury bond it holds.

The Underlying Index is calculated and administered by the Index Provider, which is not affiliated with the Fund or the Adviser. Additional information regarding the Underlying Index is available at https://assets.bbhub.io/professional/sites/27/Bloomberg-Index-Publications-US-Treasury-Bellwether-Indices-20241217.pdf. The Fund’s investment strategy is to pursue its investment objective. The Fund generally may invest up to 20% of its total assets in securities or other investments not included in the Underlying Index, but which the Adviser believes will help the Fund track the Underlying Index.

6.	US Treasury 3 Year Note ETF

A.	Change in Investment Objective

The section entitled “Summary Section – Investment Objective” is changed to the following:

The investment objective of the US Treasury 3 Year Note ETF (the “UST 3 Year Note Fund” or the “Fund”) is to seek investment results that correspond (before fees and expenses) generally to the price and yield performance of the Bloomberg US Treasury Bellwether 3Y Total Return USD Unhedged Index (I06674US).

B.	Change in Principal Investment Strategies

1.	The first paragraph of the section entitled “Summary Section – Principal Investment Strategies” is amended and restated as shown below:

The Fund is a passively-managed exchange-traded fund (“ETF”) that seeks investment results, before fees and expenses, that correspond generally to the price and yield performance of the Bloomberg US Treasury Bellwether 3Y Total Return USD Unhedged Index (I06674US) (“Underlying Index”). Under normal market conditions, F/m Investments LLC (the “Adviser”) seeks to achieve the Fund’s investment objective by investing at least 80% of the Fund’s net assets (plus any borrowings for investment purposes) in the component securities of the Underlying Index, provided, however, that in the event that the most recently auctioned outstanding Treasury Note that matures closest to, but not beyond, three years from the rebalancing date is not included in the Underlying Index, then the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in the most recently auctioned outstanding Treasury Note that matures closest to, but not beyond, three years from the rebalancing date. The Fund may enter into reverse repurchase agreements in amounts not exceeding one-third of the Fund’s total assets (including the amount borrowed).

2.	The first two paragraphs of the section entitled “Summary Section – Principal Investment Strategies – The Underlying Index” are amended and restated as shown below:

The Underlying Index was established by Bloomberg Finance L.P. (the “Index Provider”) with history backfilled to January 1, 1981. It tracks the most recent or “on-the-run” (“OTR”) 3 Year US Treasury security and is rebalanced on the last day of each month. The Index Provider constructs a single hypothetical security that mirrors the terms, conditions, and pricing of the most recent US Treasury security issued by the government for the 3 Year issue. The hypothetical security is rolled to the new OTR Treasury on the day after the treasury auction. On each day of the month, the hypothetical treasury is priced daily as per the OTR treasury bond it holds.

The Underlying Index is calculated and administered by the Index Provider, which is not affiliated with the Fund or the Adviser. Additional information regarding the Underlying Index is available at https://assets.bbhub.io/professional/sites/27/Bloomberg-Index-Publications-US-Treasury-Bellwether-Indices-20241217.pdf. The Fund’s investment strategy is to pursue its investment objective. The Fund generally may invest up to 20% of its total assets in securities or other investments not included in the Underlying Index, but which the Adviser believes will help the Fund track the Underlying Index.

7.	US Treasury 2 Year Note ETF

A.	Change in Investment Objective

The section entitled “Summary Section – Investment Objective” is changed to the following:

The investment objective of the US Treasury 2 Year Note ETF (the “UST 2 Year Note Fund” or the “Fund”) is to seek investment results that correspond (before fees and expenses) generally to the price and yield performance of the Bloomberg US Treasury Bellwether 2Y Total Return USD Unhedged Index (BTB2TRUU).

B.	Change in Principal Investment Strategies

1.	The first paragraph of the section entitled “Summary Section – Principal Investment Strategies” is amended and restated as shown below:

The Fund is a passively-managed exchange-traded fund (“ETF”) that seeks investment results, before fees and expenses, that correspond generally to the price and yield performance of the Bloomberg US Treasury Bellwether 2Y Total Return USD Unhedged Index (BTB2TRUU) (“Underlying Index”). Under normal market conditions, F/m Investments LLC (the “Adviser”) seeks to achieve the Fund’s investment objective by investing at least 80% of the Fund’s net assets (plus any borrowings for investment purposes) in the component securities of the Underlying Index, provided, however, that in the event that the most recently auctioned outstanding Treasury Note that matures closest to, but not beyond, two years from the rebalancing date is not included in the Underlying Index, then the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in the most recently auctioned outstanding Treasury Note that matures closest to, but not beyond, two years from the rebalancing date. The Fund may enter into reverse repurchase agreements in amounts not exceeding one-third of the Fund’s total assets (including the amount borrowed).

2.	The first two paragraphs of the section entitled “Summary Section – Principal Investment Strategies – The Underlying Index” are amended and restated as shown below:

The Underlying Index was established by Bloomberg Finance L.P. (the “Index Provider”) with history backfilled to January 1, 1981. It tracks the most recent or “on-the-run” (“OTR”) 2 Year US Treasury security and is rebalanced on the last day of each month. The Index Provider constructs a single hypothetical security that mirrors the terms, conditions, and pricing of the most recent US Treasury security issued by the government for the 2 Year issue. The hypothetical security is rolled to the new OTR Treasury on the day after the treasury auction. On each day of the month, the hypothetical treasury is priced daily as per the OTR treasury bond it holds.

The Underlying Index is calculated and administered by the Index Provider, which is not affiliated with the Fund or the Adviser. Additional information regarding the Underlying Index is available at https://assets.bbhub.io/professional/sites/27/Bloomberg-Index-Publications-US-Treasury-Bellwether-Indices-20241217.pdf. The Fund’s investment strategy is to pursue its investment objective. The Fund generally may invest up to 20% of its total assets in securities or other investments not included in the Underlying Index, but which the Adviser believes will help the Fund track the Underlying Index.

8.	US Treasury 12 Month Bill ETF

A.	Change in Investment Objective

The section entitled “Summary Section – Investment Objective” is changed to the following:

The investment objective of the US Treasury 12 Month Bill ETF (the “UST 12 Month Bill Fund” or the “Fund”) is to seek investment results that correspond (before fees and expenses) generally to the price and yield performance of the Bloomberg US Treasury Bellwether 1Y Total Return USD Unhedged Index (I01061US).

B.	Change in Principal Investment Strategies

1.	The first paragraph of the section entitled “Summary Section – Principal Investment Strategies” is amended and restated as shown below:

The Fund is a passively-managed exchange-traded fund (“ETF”) that seeks investment results, before fees and expenses, that correspond generally to the price and yield performance of the Bloomberg US Treasury Bellwether 1Y Total Return USD Unhedged Index (I01061US) (“Underlying Index”). Under normal market conditions, F/m Investments LLC (the “Adviser”) seeks to achieve the Fund’s investment objective by investing at least 80% of the Fund’s net assets (plus any borrowings for investment purposes) in the component securities of the Underlying Index, provided, however, that in the event that the most recently auctioned outstanding Treasury Bill that matures closest to, but not beyond, 1 year from the rebalancing date is not included in the Underlying Index, then the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in the most recently auctioned outstanding Treasury Bill that matures closest to, but not beyond, 1 year from the rebalancing date. The Fund may enter into reverse repurchase agreements in amounts not exceeding one-third of the Fund’s total assets (including the amount borrowed).

2.	The first two paragraphs of the section entitled “Summary Section – Principal Investment Strategies – The Underlying Index” are amended and restated as shown below:

The Underlying Index was established by Bloomberg Finance L.P. (the “Index Provider”) with history backfilled to January 1, 1981. It tracks the most recent or “on-the-run” (“OTR”) 12 Month US Treasury security and is rebalanced on the last day of each month. The Index Provider constructs a single hypothetical security that mirrors the terms, conditions, and pricing of the most recent US Treasury security issued by the government for the 12 Month issue. The hypothetical security is rolled to the new OTR Treasury on the day after the treasury auction. On each day of the month, the hypothetical treasury is priced daily as per the OTR treasury bond it holds.

The Underlying Index is calculated and administered by the Index Provider, which is not affiliated with the Fund or the Adviser. Additional information regarding the Underlying Index is available at https://assets.bbhub.io/professional/sites/27/Bloomberg-Index-Publications-US-Treasury-Bellwether-Indices-20241217.pdf. The Fund’s investment strategy is to pursue its investment objective. The Fund generally may invest up to 20% of its total assets in securities or other investments not included in the Underlying Index, but which the Adviser believes will help the Fund track the Underlying Index.

9.	US Treasury 6 Month Bill ETF

A.	Change in Investment Objective

The section entitled “Summary Section – Investment Objective” is changed to the following:

The investment objective of the US Treasury 6 Month Bill ETF (the “UST 6 Month Bill Fund” or the “Fund”) is to seek investment results that correspond (before fees and expenses) generally to the price and yield performance of the Bloomberg US Treasury Bellwether 6M Total Return USD Unhedged Index (I00088US).

B.	Change in Principal Investment Strategies

1.	The first paragraph of the section entitled “Summary Section – Principal Investment Strategies” is amended and restated as shown below:

The Fund is a passively-managed exchange-traded fund (“ETF”) that seeks investment results, before fees and expenses, that correspond generally to the price and yield performance of the Bloomberg US Treasury Bellwether 6M Total Return USD Unhedged Index (I00088US) (“Underlying Index”). Under normal market conditions, F/m Investments LLC (the “Adviser”) seeks to achieve the Fund’s investment objective by investing at least 80% of the Fund’s net assets (plus any borrowings for investment purposes) in the component securities of the Underlying Index, provided, however, that in the event that the most recently auctioned outstanding Treasury Bill that matures closest to, but not beyond, six months from the rebalancing date is not included in the Underlying Index, then the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in the most recently auctioned outstanding Treasury Bill that matures closest to, but not beyond, six months from the rebalancing date. The Fund may enter into reverse repurchase agreements in amounts not exceeding one-third of the Fund’s total assets (including the amount borrowed).

2.	The first two paragraphs of the section entitled “Summary Section – Principal Investment Strategies – The Underlying Index” are amended and restated as shown below:

The Underlying Index was established by Bloomberg Finance L.P. (the “Index Provider”) with history backfilled to January 1, 1981. It tracks the most recent or “on-the-run” (“OTR”) 6 Month US Treasury security and is rebalanced on the last day of each month. The Index Provider constructs a single hypothetical security that mirrors the terms, conditions, and pricing of the most recent US Treasury security issued by the government for the 6 Month issue. The hypothetical security is rolled to the new OTR Treasury on the day after the treasury auction. On each day of the month, the hypothetical treasury is priced daily as per the OTR treasury bond it holds.

The Underlying Index is calculated and administered by the Index Provider, which is not affiliated with the Fund or the Adviser. Additional information regarding the Underlying Index is available at https://assets.bbhub.io/professional/sites/27/Bloomberg-Index-Publications-US-Treasury-Bellwether-Indices-20241217.pdf. The Fund’s investment strategy is to pursue its investment objective. The Fund generally may invest up to 20% of its total assets in securities or other investments not included in the Underlying Index, but which the Adviser believes will help the Fund track the Underlying Index.

10.	US Treasury 3 Month Bill ETF

A.	Change in Investment Objective

The section entitled “Summary Section – Investment Objective” is changed to the following:

The investment objective of the US Treasury 3 Month Bill ETF (the “UST 3 Month Bill Fund” or the “Fund”) is to seek investment results that correspond (before fees and expenses) generally to the price and yield performance of the Bloomberg US Treasury Bellwether 3M Total Return USD Unhedged Index (I00087US).

B.	Change in Principal Investment Strategies

1.	The first paragraph of the section entitled “Summary Section – Principal Investment Strategies” is amended and restated as shown below:

The Fund is a passively-managed exchange-traded fund (“ETF”) that seeks investment results, before fees and expenses, that correspond generally to the price and yield performance of the Bloomberg US Treasury Bellwether 3M Total Return USD Unhedged Index (I00087US) (“Underlying Index”). Under normal market conditions, F/m Investments LLC (the “Adviser”) seeks to achieve the Fund’s investment objective by investing at least 80% of the Fund’s net assets (plus any borrowings for investment purposes) in the component securities of the Underlying Index, provided, however, that in the event that the most recently auctioned outstanding Treasury Bill that matures closest to, but not beyond, three months from the rebalancing date is not included in the Underlying Index, then the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in the most recently auctioned outstanding Treasury Bill that matures closest to, but not beyond, three months from the rebalancing date. The Fund may enter into reverse repurchase agreements in amounts not exceeding one-third of the Fund’s total assets (including the amount borrowed).

2.	The first two paragraphs of the section entitled “Summary Section – Principal Investment Strategies – The Underlying Index” are amended and restated as shown below:

The Underlying Index was established by Bloomberg Finance L.P. (the “Index Provider”) with history backfilled to January 1, 1981. It tracks the most recent or “on-the-run” (“OTR”) 3 Month US Treasury security and is rebalanced on the last day of each month. The Index Provider constructs a single hypothetical security that mirrors the terms, conditions, and pricing of the most recent US Treasury security issued by the government for the 3 Month issue. The hypothetical security is rolled to the new OTR Treasury on the day after the treasury auction. On each day of the month, the hypothetical treasury is priced daily as per the OTR treasury bond it holds.

The Underlying Index is calculated and administered by the Index Provider, which is not affiliated with the Fund or the Adviser. Additional information regarding the Underlying Index is available at https://assets.bbhub.io/professional/sites/27/Bloomberg-Index-Publications-US-Treasury-Bellwether-Indices-20241217.pdf. The Fund’s investment strategy is to pursue its investment objective. The Fund generally may invest up to 20% of its total assets in securities or other investments not included in the Underlying Index, but which the Adviser believes will help the Fund track the Underlying Index.

11.	The section entitled “Additional Information About the Funds – Investment Objective” is amended and restated as shown below:

The investment objective of each Fund is to seek investment results that correspond (before fees and expenses) generally to the price and yield performance of each Fund’s benchmark (each a “Underlying Index” and more than one constituting “Underlying Indices”). Each Fund’s investment objective has been adopted as a non-fundamental investment policy and may be changed without shareholder approval upon 60 days’ written notice to shareholders.

Fund	Underlying Index
UST 30 Year Bond Fund	Bloomberg US Treasury Bellwether 30Y Total Return USD Unhedged Index (I00094US)
UST 20 Year Bond Fund	Bloomberg US Treasury Bellwether 20Y Total Return USD Unhedged Index (I39156US)
UST 10 Year Note Fund	Bloomberg US Treasury Bellwether 10Y Total Return USD Unhedged Index(I00093US)
UST 7 Year Note Fund	Bloomberg US Treasury Bellwether 7Y Total Return USD Unhedged Index (I39160US)
UST 5 Year Note Fund	Bloomberg US Treasury Bellwether 5Y Total Return USD Unhedged Index (I00092US)
UST 3 Year Note Fund	Bloomberg US Treasury Bellwether 3Y Total Return USD Unhedged Index (I06674US)
UST 2 Year Note Fund	Bloomberg US Treasury Bellwether 2Y Total Return USD Unhedged Index (BTB2TRUU)
UST 12 Month Bill Fund	Bloomberg US Treasury Bellwether 1Y Total Return USD Unhedged Index (I01061US)
UST 6 Month Bill Fund	Bloomberg US Treasury Bellwether 6M Total Return USD Unhedged Index (I00088US)
UST 3 Month Bill Fund	Bloomberg US Treasury Bellwether 3M Total Return USD Unhedged Index (I00087US)

Investors should retain this supplement for future reference